SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18   SUBSEQUENT EVENTS

A Proposed Disposal

On December 24, 2023, the Company held board meeting to approve the Proposed Disposal related the professional education business (the “Divestiture”). Upon consummation of the Divestiture on March 31, 2024, the Company lost its control over the professional education business while the primary focus has shifted to providing IT-focused supplementary STEM education services. Accordingly, the Company deconsolidated the professional education business financial statements, effective since March 31, 2024.

Repurchase Shares from Affiliate of KKR & Co. Inc. (“KKR”)

In January 2024, the Company entered into a share repurchase agreement with Talent Fortune Investment Limited, an affiliate of KKR, pursuant to which the Company agreed to repurchase 5,119,698 of its Class A ordinary shares beneficially owned by Talent Fortune Investment Limited at a repurchase price of $0.2 per share. The sale and repurchase of the 5,119,698 Class A ordinary shares has been closed in February 2024.

2024 Share Plan

On February 28, 2024, TCTM adopted the 2024 Share Plan (the “2024 Plan”), pursuant to which TCTM was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2024 Plan, or the Award Pool, is 3,500,000, provided that the shares reserved in the Award Pool shall be increased on the first day of each fiscal year, commencing with January 1, 2025, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year.

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements. Other than the matters noted above, there are no any other subsequent events with material financial impact on the Company’s consolidated financial statements.